Commitment and contingencies - Property tax (Details) $ in Thousands, $ in Millions				22 Months Ended	60 Months Ended		71 Months Ended	249 Months Ended	278 Months Ended	279 Months Ended	300 Months Ended
	Oct. 16, 2020 ha	Mar. 05, 2020 ha	Nov. 15, 1995 USD ($) ha	Dec. 31, 2014 MXN ($)	Dec. 31, 2019 MXN ($)	Sep. 30, 2018 MXN ($)	Nov. 30, 2020 MXN ($)	Sep. 30, 2019 MXN ($)	Feb. 28, 2019 MXN ($)	Mar. 31, 2019 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2020 MXN ($)	Feb. 05, 2020 MXN ($)
Ciudad Juarex Airport - Conflict with ownership of certain land
Commitment and contingencies
Loss contingency damages			$ 120.0
Area of land in claim | ha			240
Municipality of Acapulco
Commitment and contingencies
Proof of payment requested by authorities										$ 27,012
Loss contingency damages									$ 27,012
Culiacán Airport
Commitment and contingencies
Loss contingency damages						$ 5,764
Chihuahua Airport
Commitment and contingencies
Loss contingency damages				$ 2,091	$ 12,577		$ 3,449				$ 95,411
Aeropuerto de Tampico, S. A. de C. V.
Commitment and contingencies
Loss contingency damages								$ 18,840
Monterrey Airport - Conflict with ownership of certain land
Commitment and contingencies
Book value of land acquired												$ 266,850
Durango Airport
Commitment and contingencies
Area of land in claim | ha		40
Reynosa Airport
Commitment and contingencies
Area of land in claim | ha	2.6
Acapulco Airport
Commitment and contingencies
Unused tax credits for which no deferred tax asset recognised													$ 24,813